UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A1A, 0.41%, 3/25/36 (a)	USD	1,327	$794,310
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.62%, 2/25/36 (a)		1,776	1,298,057
BlueMountain CLO Ltd., Series 2012-1A, Class E, 5.73%, 7/20/23 (a)(b)		1,000	948,435
Citigroup Mortgage Loan Trust, Series 2006-HE3, Class A2C, 0.31%, 12/25/36 (a)		1,241	764,936
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A1, 0.29%, 11/25/36 (a)		595	397,521
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.73%, 10/25/25 (a)(b)		2,000	1,758,582
Total Asset-Backed Securities — 5.9%			5,961,841

Common Stocks		Shares
Aerospace & Defense — 0.1%
B/E Aerospace, Inc. (c)		1,200	93,444
Air Freight & Logistics — 0.1%
CEVA Holdings LLC		94	94,000
Airlines — 0.4%
American Airlines Group, Inc.		1,000	48,530
Republic Airways Holdings, Inc. (c)		679	9,017
SAS AB - Preference Shares (c)		6,196	354,814

			412,361
Auto Components — 0.3%
TRW Automotive Holdings Corp. (c)		2,642	273,183
Banks — 1.1%
Aozora Bank Ltd.		28,907	93,956
The Bank of Kentucky Financial Corp.		3,214	149,805
Cascade Bancorp (c)		4,229	20,638
Co-Operative Bank PLC (c)		32,000	119,963
Dah Sing Banking Group Ltd.		13,839	24,160
Dah Sing Financial Holdings Ltd.		4,534	27,975
Hudson Valley Holding Corp.		1,244	31,125
Intervest Bancshares Corp.		9,369	92,659
OmniAmerican Bancorp, Inc.		14,122	379,458
Susquehanna Bancshares, Inc.		9,094	119,768
Valley Financial Corp.		1,275	25,194

			1,084,701
Biotechnology — 0.0%
Amicus Therapeutics, Inc. (c)		3,572	28,326
Building Products — 0.0%
Vicwest, Inc.		4,206	46,455

Common Stocks	Shares	Value
Capital Markets — 0.1%
DAB Bank AG	6,651	$39,540
SWS Group, Inc. (c)	2,585	18,069

		57,609
Chemicals — 0.6%
Rockwood Holdings, Inc.	2,542	198,149
Sigma-Aldrich Corp.	2,461	336,173
Taminco Corp. (c)	2,182	56,536

		590,858
Commercial Services & Supplies — 0.0%
RR Donnelley & Sons Co.	700	11,788
Communications Equipment — 0.1%
Juniper Networks, Inc.	2,741	60,741
Oplink Communications, Inc.	109	2,635
ShoreTel, Inc. (c)	2,265	16,942

		80,318
Consumer Finance — 0.1%
Ally Financial, Inc. (c)	1,597	37,977
Carfinco Financial Group, Inc.	9,183	89,702

		127,679
Diversified Telecommunication Services — 0.1%
Consolidated Communications Holdings, Inc.	2,055	56,322
Globalstar, Inc. (c)	15,400	43,428

		99,750
Electric Utilities — 0.1%
Cleco Corp.	1,057	56,793
Electronic Equipment, Instruments & Components — 0.1%
RealD, Inc. (c)	4,349	49,796
Energy Equipment & Services — 0.4%
AMEC PLC - ADR (c)	4,270	61,787
Baker Hughes, Inc.	2,371	135,147
Dresser-Rand Group, Inc. (c)	2,937	238,220

		435,154
Food & Staples Retailing — 0.2%
Rite Aid Corp. (c)	7,883	43,199
Safeway, Inc.	3,949	137,583
Whole Foods Market, Inc.	159	7,796

		188,578
Food Products — 0.2%
Boulder Brands, Inc. (c)	794	8,575
Chiquita Brands International, Inc. (c)	7,253	104,878
Maple Leaf Foods, Inc.	2,238	36,794
Mead Johnson Nutrition Co.	673	69,884

		220,131

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 0.8%
CareFusion Corp. (c)	4,980	$294,667
Covidien PLC	2,066	208,666
Smith & Nephew PLC — ADR	6,326	219,558
Symmetry Medical, Inc. (c)	5,879	52,970

		775,861
Health Care Providers & Services — 0.3%
Extendicare, Inc.	28,881	175,786
Gentiva Health Services, Inc. (c)	4,937	95,827

		271,613
Hotels, Restaurants & Leisure — 0.7%
GTECH SpA	1,906	43,689
ImvesCor Restaurant Group, Inc.	12,553	18,003
International Game Technology	3,881	66,093
Multimedia Games Holding Co., Inc. (c)	3,601	130,680
Tim Hortons, Inc.	4,491	374,322
Tim Hortons, Inc.	355	30,033
Vail Resorts, Inc.	228	19,982

		682,802
Household Durables — 0.1%
Sony Corp.	4,725	103,523
Independent Power and Renewable Electricity Producers — 0.0%
Primary Energy Recycling Corp.	3,439	18,105
Insurance — 0.7%
Meadowbrook Insurance Group, Inc.	6,801	41,418
National Interstate Corp.	11,536	330,276
Protective Life Corp.	4,764	332,098

		703,792
Internet Software & Services — 0.5%
Conversant, Inc. (c)	6,985	244,615
eBay, Inc. (c)	1,200	65,856
Yahoo!, Inc. (c)	3,036	157,083
Zillow, Inc., Class A (c)	565	66,873

		534,427
IT Services — 0.1%
Sapient Corp. (c)	3,303	81,584
Life Sciences Tools & Services — 0.2%
Covance, Inc. (c)	2,095	214,989
Marine — 0.0%
Horizon Lines, Inc., Class A (c)	24,664	15,785
Media — 1.3%
AMC Networks, Inc., Class A (c)	1,819	117,980
Cengage Learning Acquisitions, Inc. (Thomson Learning)	10,844	283,028
Cumulus Media, Inc., Class A (c)	3,444	13,742
DIRECTV (c)	2,605	228,485
LIN Media LLC, Class A (c)	3,642	87,881
Loral Space & Communications, Inc. (c)	1,223	95,993
Starz, Class A (c)	3,639	120,051
Time Warner Cable, Inc.	1,242	185,406
Tribune Media Co., Class A (c)	2,430	165,143

		1,297,709
Metals & Mining — 0.1%
Barrick Gold Corp.	1,784	21,212
KWG Resources, Inc. (c)	1,067,318	37,335
Newmont Mining Corp.	2,006	36,910
Solitario Exploration & Royalty Corp. (c)	28,338	27,488
Taseko Mines Ltd (c)	3,609	4,577

		127,522

Common Stocks	Shares	Value
Multiline Retail — 0.4%
Family Dollar Stores, Inc.	4,626	$365,685
Oil, Gas & Consumable Fuels — 0.0%
BP PLC — ADR	400	15,728
Pharmaceuticals — 1.0%
Actavis PLC (c)	1,381	373,712
Allergan, Inc./United States	678	145,017
AstraZeneca PLC — ADR	596	44,205
Endo International PLC (c)	798	58,390
GlaxoSmithKline PLC — ADR	480	22,296
Pfizer, Inc.	4,876	151,887
Salix Pharmaceuticals Ltd. (c)	365	37,482
Sanofi — ADR	880	42,495
Zoetis, Inc.	2,641	118,660

		994,144
Real Estate Investment Trusts (REITs) — 0.6%
American Realty Capital Healthcare Trust, Inc.	831	9,415
AmREIT, Inc.	4,531	120,661
Aviv REIT, Inc.	5,457	183,901
Glimcher Realty Trust	18,211	250,583
NorthStar Realty Finance Corp.	3,942	72,020

		636,580
Road & Rail — 0.0%
Contrans Group, Inc., Class A	399	5,091
Semiconductors & Semiconductor Equipment — 0.4%
BTU International, Inc. (c)	1,977	5,793
Cree, Inc. (c)	1,749	63,559
International Rectifier Corp. (c)	1,618	64,526
Marvell Technology Group Ltd.	4,965	71,099
NVIDIA Corp.	4,537	95,141
RF Micro Devices, Inc. (c)	6,853	100,122
TriQuint Semiconductor, Inc. (c)	462	11,259

		411,499
Software — 0.7%
Cimatron Ltd (c)	4,204	36,449
Compuware Corp.	13,576	140,104
Concur Technologies, Inc. (c)	2,308	297,293
Covisint Corp. (c)	5,459	12,556
Exact Holding NV	375	14,787
Nuance Communications, Inc. (c)	2,000	30,260
TIBCO Software, Inc. (c)	7,937	190,726

		722,175
Specialty Retail — 0.2%
Conn’s, Inc. (c)	400	13,720
GNC Holdings, Inc., Class A	978	43,247
Office Depot, Inc. (c)	8,865	58,775
Vitamin Shoppe, Inc. (c)	869	41,590

		157,332
Technology Hardware, Storage & Peripherals — 0.1%
BlackBerry Ltd. (c)	3,637	37,788
Nokia OYJ — ADR	4,569	37,649
Quantum Corp. (c)	1,732	2,737

		78,174
Textiles, Apparel & Luxury Goods — 0.0%
Coach, Inc.	860	31,923
Thrifts & Mortgage Finance — 0.3%
Dime Community Bancshares, Inc.	1,738	26,331
ESB Financial Corp.	2,549	45,780
Essent Group Ltd. (c)	2,080	52,416

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Thrifts & Mortgage Finance (concluded)
Federal Home Loan Mortgage Corp. (c)		3,495	$8,353
Federal National Mortgage Association (c)		3,508	8,595
Franklin Financial Corp. (c)		1,789	35,547
Hudson City Bancorp., Inc.		14,046	137,510

			314,532
Total Common Stocks — 12.5%			12,511,499

Corporate Bonds		Par (000)
Aerospace & Defense — 0.4%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	400	418,800
Banks — 0.7%
Co-Operative Bank PLC, 11.00%, 12/20/23	GBP	210	385,426
HSH Nordbank AG, 1.04%, 2/14/17 (a)	EUR	275	288,743

			674,169
Chemicals — 0.3%
Hexion U.S. Finance Corp., 6.63%, 4/15/20	USD	300	290,250
Commercial Services & Supplies — 1.0%
1st Credit Holdings Ltd., 11.00%, 6/10/20	GBP	200	343,625
Harland Clarke Holdings Corp., 9.75%, 8/01/18 (b)	USD	400	427,500
SITEL LLC/Sitel Finance Corp., 11.50%, 4/01/18		230	188,313

			959,438
Consumer Finance — 0.4%
Ally Financial, Inc., 5.13%, 9/30/24		400	408,000
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	496,785
Diversified Consumer Services — 0.4%
Monitronics International, Inc., 9.13%, 4/01/20	USD	400	396,000
Diversified Financial Services — 1.3%
The Bank of New York Mellon Luxembourg SA, 4.33%, 12/30/99	EUR	1,400	583,181
EC Finance PLC, 5.13%, 7/15/21		300	384,213
Marlin Intermediate Holdings PLC, 10.50%, 8/01/20 (b)	GBP	200	345,745

			1,313,139
Diversified Telecommunication Services — 1.3%
Avaya, Inc., 10.50%, 3/01/21 (b)	USD	470	410,075
Level 3 Financing, Inc., 6.13%, 1/15/21		346	360,705
Oi SA, 5.75%, 2/10/22		522	496,553

			1,267,333
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (b)(c)(d)		538	646,945
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., 7.25%, 10/15/22 (b)		500	534,375

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.5%
Gentiva Health Services, Inc., 11.50%, 9/01/18	USD	110	$117,425
Tenet Healthcare Corp., 5.50%, 3/01/19 (b)		400	402,000

			519,425
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/01/20 (b)		400	392,000
Household Products — 0.2%
The Sun Products Corp., 7.75%, 3/15/21 (b)		208	175,760
Insurance — 0.2%
Corolla Trust, 0.00%, 8/28/39 (a)(b)		275	217,250
Internet & Catalog Retail — 0.6%
Netflix, Inc., 5.75%, 3/01/24 (b)		550	570,625
IT Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19		550	526,625
Media — 1.0%
iHeartCommunications, Inc., 9.00%, 3/01/21		550	536,250
Visant Corp., 10.00%, 10/01/17		575	514,625

			1,050,875
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor, Inc., 5.00%, 5/15/21 (b)		26	25,610
Specialty Retail — 0.1%
Toys ’R’ Us, Inc., 7.38%, 10/15/18		134	89,780
Textiles, Apparel & Luxury Goods — 0.4%
American Achievement Corp., 10.88%, 4/15/16 (b)		405	396,394
Trading Companies & Distributors — 0.4%
HD Supply, Inc., 11.50%, 7/15/20		372	431,520
Wireless Telecommunication Services — 0.8%
NII Capital Corp., 7.63%, 4/01/21 (c)(d)		152	25,840
NII International Telecom SCA:
7.88%, 8/15/19 (b)(c)(d)		692	501,700
11.38%, 8/15/19 (b)(c)(d)		80	58,800
SBA Communications Corp., 5.63%, 10/01/19		203	210,105

			796,445
Total Corporate Bonds — 12.5%			12,597,543

Floating Rate Loan Interests (a)
Advertising — 0.2%
Affinion Group, Inc., Initial Second Lien Term Loan, 8.50%, 10/31/18		234	216,157
Commercial Services & Supplies — 0.4%
Cory Environmental (Viking Consortium Acquisition Ltd.):
Line of Credit, 0.00%, 9/30/15	GBP	30	37,947
Line of Credit, 2.25%, 9/30/15		66	84,699
Revolving Loan, 0.00%, 9/30/15		30	38,286
Term Loan, 0.00%, 9/30/15		132	167,264
Term Loan, 2.25%, 9/30/15		22	28,883

			357,079

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Electric Utilities — 0.6%
Texas Competitive Electric Holdings Co. LLC (TXU):
2014 Term Loan (Non-Extending), 4.65%, 10/10/14	USD	361	$259,581
2017 Term Loan (Extending), 4.65%, 10/10/17		550	398,310

			657,891
Total Floating Rate Loan Interests — 1.2%			1,231,127

Investment Companies		Shares
BlackRock Global Long/Short Credit Fund (e)		698,302	7,597,528
BlackRock Global Long/Short Equity Fund (e)	1,171,440		13,986,992
Wells Fargo Advantage Income Opportunities Fund		40,300	364,715
Total Investment Companies — 21.8%			21,949,235

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 5.2%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.65%, 1/25/36 (a)	USD	2,152	1,728,370
Series 2006-4, Class 23A4, 2.49%, 8/25/36 (a)		2,381	1,413,854
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A36, 0.45%, 5/25/37 (a)		2,007	1,444,416
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A4, 0.55%, 8/25/35 (a)		998	663,731
Total Non-Agency Mortgage-Backed Securities — 5.2%			5,250,371

Preferred Securities
Capital Trusts
Banks — 0.9%
BNP Paribas Fortis SA, 2.08% (a)(f)	EUR	250	234,702
HSH Nordbank AG, 2.64% (f)		625	266,177
Societe Generale SA, 7.88% (a)(b)(f)	USD	360	361,710

			862,589
Diversified Financial Services — 1.0%
The Bank of New York Mellon Luxembourg SA, 4.79%, 12/15/50		800	629,189
Hypo Real Estate International Trust I, 5.86% (f)		300	309,621
RESPARCS Funding II LP, 7.50% (f)		85	39,635

			978,445
Insurance — 0.4%
Syncora Holdings Ltd., 6.88% (a)(f)		1,023	439,890
Total Capital Trusts — 2.3%			2,280,924

Preferred Stocks		Shares
Air Freight & Logistics — 0.2%
CEVA Holdings LLC, 0.01% (c)		31	31,460

Preferred Securities		Shares	Value
Air Freight & Logistics (concluded)
CEVA Holdings LLC, 0.00% (c)	USD	100	$135,000

			166,460
Banks — 0.1%
HSBC USA, Inc., 3.50% (c)		7,172	160,796
Total Preferred Stocks — 0.3%			327,256
Total Preferred Securities — 2.6%			2,608,180

Total Long-Term Investments (Cost — $62,313,472) — 61.7%			62,109,796

Short-Term Securities
Money Market Funds — 29.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(g)		30,089,559	30,089,559
Total Short-Term Securities (Cost — $30,089,559) — 29.9%			30,089,559

Options Purchased
(Cost — $120,420) — 0.1%			84,483
Total Investments Before Options Written and Investments Sold Short (Cost — $92,523,451*) — 91.7%			92,283,838

Options Written
(Premiums Received — $40,558) — (0.1)%			(65,227)

Investments Sold Short
Common Stocks
Automobiles — (0.0)%
Tesla Motors, Inc.		68	(16,627)
Banks — (0.6)%
Bank of the Ozarks, Inc.		211	(7,638)
BB&T Corp.		5,555	(208,812)
BNC Bancorp.		319	(5,413)
M&T Bank Corp.		159	(20,037)
Southside Bancshares, Inc.		5,866	(189,648)
Sterling Bancorp.		2,391	(31,992)
Towne Bank		2,503	(36,068)
WesBanco, Inc.		1,279	(42,476)

			(542,084)
Capital Markets — (0.1)%
Prospect Capital Corp.		7,284	(68,688)
Chemicals — (0.1)%
Albemarle Corp.		1,221	(72,088)
Platform Specialty Products Corp.		775	(19,383)

			(91,471)
Communications Equipment — (0.1)%
QUALCOMM, Inc.		273	(19,902)

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Sierra Wireless, Inc.	560	$(20,714)

		(40,616)
Construction & Engineering — (0.0)%
Pike Corp.	2,538	(30,354)
Diversified Consumer Services — (0.0)%
Ascent Capital Group, Inc., Class A	241	(12,971)
Diversified Financial Services — (0.1)%
CME Group, Inc.	582	(49,260)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	2,830	(100,125)
Cogent Communications Holdings, Inc.	1,723	(61,029)
Consolidated Communications Holdings, Inc.	2,055	(56,328)
Verizon Communications, Inc.	840	(42,496)

		(259,978)
Electric Utilities — (0.0)%
Entergy Corp.	221	(18,542)
Exelon Corp.	252	(9,115)

		(27,657)
Energy Equipment & Services — (0.1)%
Halliburton Co.	2,655	(112,041)
Food Products — (0.0)%
Danone SA — ADR	338	(4,742)
Darling Ingredients, Inc.	799	(14,861)

		(19,603)
Health Care Equipment & Supplies — (0.1)%
Becton Dickinson & Co.	147	(20,628)
Medtronic, Inc.	436	(32,207)
STERIS Corp.	569	(36,274)
Stryker Corp.	105	(9,756)
Zimmer Holdings, Inc.	320	(35,933)

		(134,798)
Health Care Providers & Services — (0.1)%
Kindred Healthcare, Inc.	1,063	(21,143)
Laboratory Corp. of America Holdings	502	(52,529)

		(73,672)
Hotels, Restaurants & Leisure — (0.1)%
Burger King Worldwide, Inc.	1,466	(53,274)
Industrial Conglomerates — (0.0)%
Koninklijke Philips NV	393	(11,810)
Insurance — (0.0)%
Hilltop Holdings, Inc.	657	(13,390)
Internet & Catalog Retail — (0.0)%
Amazon.com, Inc.	53	(17,948)
Internet Software & Services — (0.1)%
Digital River, Inc.	1,500	(38,085)
Trulia, Inc.	1,272	(64,656)
Yahoo!, Inc.	205	(10,607)

		(113,348)
IT Services — (0.1)%
Alliance Data Systems Corp.	413	(118,064)
Media — (0.5)%
Charter Communications, Inc., Class A	327	(55,492)
Comcast Corp., Class A	1,984	(113,167)
DISH Network Corp., Class A	182	(14,453)
Liberty Global PLC, Class A	1,346	(69,979)
Liberty Global PLC, Series C	3,321	(165,784)
Media General, Inc.	2,672	(40,908)

Common Stocks	Shares	Value
Media (concluded)
Time Warner, Inc.	238	$(20,259)
The Walt Disney Co.	501	(46,347)

		(526,389)
Metals & Mining — (0.0)%
B2Gold Corp.	15,995	(26,017)
Cliffs Natural Resources, Inc.	312	(2,845)
Taseko Mines Ltd.	3,610	(4,578)

		(33,440)
Multiline Retail — (0.0)%
Dollar General Corp.	519	(34,638)
Oil, Gas & Consumable Fuels — (0.0)%
Kinder Morgan, Inc.	911	(37,670)
Penn Virginia Corp.	104	(534)

		(38,204)
Pharmaceuticals — (0.1)%
AstraZeneca PLC — ADR	422	(31,300)
Auxilium Pharmaceuticals, Inc.	2,634	(91,031)
Johnson & Johnson	87	(9,418)

		(131,749)
Real Estate Investment Trusts (REITs) — (0.3)%
Omega Healthcare Investors, Inc.	4,911	(187,698)
Ventas, Inc.	126	(9,015)
Washington Prime Group, Inc.	3,622	(62,407)

		(259,120)
Road & Rail — (0.0)%
Hertz Global Holdings, Inc.	802	(19,039)
Semiconductors & Semiconductor Equipment — (0.2)%
Amtech Systems, Inc.	649	(5,757)
Peregrine Semiconductor Corp.	2,197	(27,353)
RF Micro Devices, Inc.	773	(11,294)
TriQuint Semiconductor, Inc.	6,831	(166,471)

		(210,875)
Software — (0.0)%
Splunk, Inc.	72	(4,831)
Specialty Retail — (0.1)%
Conn’s, Inc.	1,646	(56,458)
Dick’s Sporting Goods, Inc.	218	(11,033)
Sally Beauty Holdings, Inc.	332	(10,508)

		(77,999)
Trading Companies & Distributors — (0.1)%
United Rentals, Inc.	364	(41,245)
Total Common Stocks — (3.2)%		(3,185,183)
Corporate Bonds	Par (000)
Consumer Finance — (0.1)%
ACE Cash Express, Inc., 11.00%, 2/01/19 (b)	100	(69,625)
Community Choice Financial, Inc., 10.75%, 5/01/19	100	(70,500)
Total Corporate Bonds — (0.1)%		(140,125)
Investment Companies	Shares
iShares iBoxx $ High Yield Corporate Bond ETF	1,965	(179,070)
iShares iBoxx $ Investment Grade Corporate Bond ETF	356	(42,752)
iShares MSCI Hong Kong ETF	1,550	(33,604)
iShares MSCI South Korea Capped ETF	518	(29,464)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
iShares MSCI Spain Capped ETF	332	$(12,818)
iShares Russell 2000 ETF	2,036	(237,744)
Market Vectors Gold Miners ETF	2,688	(49,271)
Market Vectors Pharmaceutical ETF	3,551	(235,183)
Market Vectors Semiconductor ETF	1,233	(68,493)
Powershares QQQ Trust, Series 1	1,507	(159,757)
SPDR S&P 500 ETF Trust	920	(190,624)
SPDR S&P Biotech ETF	278	(49,987)
SPDR S&P Regional Banking ETF	520	(20,618)
SPDR S&P Retail ETF	199	(18,768)
WisdomTree Japan Hedged Equity Fund	2,025	(112,185)
Total Investment Companies — (1.4)%		(1,440,338)

Value
Total Investments Sold Short (Proceeds — $4,634,613) — (4.7)%	$(4,765,646)
Total Investments Net of Options Written and Investments Sold Short — 86.9%	87,452,965
Other Assets Less Liabilities — 13.1%	13,148,547

Net Assets — 100.0%	$100,601,512

Notes to Schedule of Investments

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,557,034

Gross unrealized appreciation	$1,083,439
Gross unrealized depreciation	(1,356,635)

Net unrealized depreciation	$(273,196)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Shares Purchased	Shares Sold	Shares Held at November 30, 2014	Value at November 30, 2014	Income
BlackRock Global Long/Short Credit Fund	686,813	11,489	—	698,302	$7,597,528	—
BlackRock Global Long/Short Equity Fund	1,080,380	91,060	—	1,171,440	$13,986,992	—
BlackRock Liquidity Funds, TempFund, Institutional Class	33,857,047	—	(3,767,488)[1]	30,089,559	$30,089,559	$4,043

[1]	Represents net shares sold.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2	Amsterdam Exchanges Index Futures	Amsterdam	December 2014	USD	211,885	$3,531
13	ASX SPI 200 Index Futures	Sydney	December 2014	USD	1,476,179	(4,084)
6	Australian Government Bonds (3 Year)	Sydney	December 2014	USD	563,433	6,490
(37)	Australian Government Bonds (10 Year)	Sydney	December 2014	USD	3,943,630	(78,084)
(12)	CAC 40 10 Euro Futures	Paris	December 2014	USD	654,008	(22,239)
1	DAX Stock Index Futures	Eurex	December 2014	USD	310,071	5,269
3	E-Mini Dow Futures	Chicago Board of Trade	December 2014	USD	267,180	9,220
6	E-Mini Nasdaq 100 Futures	Chicago Mercantile	December 2014	USD	520,590	24,530
4	E-Mini Russell 2000 Futures	Intercontinental Exchange	December 2014	USD	468,640	(6,720)
(11)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2014	USD	1,136,438	(36,675)
(7)	Euro STOXX 50 Index	Eurex	December 2014	USD	282,364	(12,534)

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

Financial futures contracts outstanding as of November 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
44	Euro-Bobl	Eurex	December 2014	USD	7,016,824	$11,278
47	Euro-Bund	Eurex	December 2014	USD	8,932,928	84,655
(97)	Euro-Schatz	Eurex	December 2014	USD	13,375,026	8,679
(8)	FTSE 100 Index Futures	NYSE Liffe	December 2014	USD	841,112	(16,612)
2	Hang Seng Index Futures	Hong Kong	December 2014	USD	309,210	1,115
13	Japanese Government Bonds (10 Year)	Osaka	December 2014	USD	16,087,521	89,731
6	Nikkei 225 Index	Osaka	December 2014	USD	881,944	5,054
35	OMXS30 Index	Stockholm	December 2014	USD	687,533	17,250
(4)	SGX MSCI Singapore Index	Singapore	December 2014	USD	231,323	(859)
10	TOPIX Index Futures	Osaka	December 2014	USD	1,188,140	38,790
(1)	Fed Fund Futures	Chicago Board of Trade	January 2015	USD	416,242	—
3	3-month Canadian Bankers Acceptance	Montreal	March 2015	USD	647,453	(33)
(24)	Canadian Government Bonds (10 Year)	Montreal	March 2015	USD	2,890,704	(39,248)
(23)	Gilt British	NYSE Liffe	March 2015	USD	4,222,774	(40,409)
(2)	Three Month Euro Swiss Franc Interest Rate Futures	NYSE Liffe	March 2015	USD	517,878	(103)
(1)	Three Month Euroyen Futures	Tokyo	March 2015	USD	210,178	(10)
6	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	855,750	12,031
11	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	2,410,547	2,922
24	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	2,867,813	14,250
80	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	10,163,750	94,922
(17)	3-month EURIBOR	NYSE Liffe	September 2015	USD	5,280,726	(435)
(93)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	23,126,775	(12,825)
34	Three Month Sterling	NYSE Liffe	September 2015	USD	6,587,434	16,928
Total						$175,775

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,630	USD	2,387	JPMorgan Chase Bank N.A.	12/17/14	$(152)
AUD	4,637	USD	4,139	JPMorgan Chase Bank N.A.	12/17/14	(199)
AUD	7,181	USD	6,459	JPMorgan Chase Bank N.A.	12/17/14	(357)
AUD	7,749	USD	6,813	JPMorgan Chase Bank N.A.	12/17/14	(229)
AUD	11,025	USD	9,585	JPMorgan Chase Bank N.A.	12/17/14	(217)
AUD	25,838	USD	22,663	JPMorgan Chase Bank N.A.	12/17/14	(707)
AUD	26,388	USD	23,004	JPMorgan Chase Bank N.A.	12/17/14	(581)
AUD	38,340	USD	33,469	JPMorgan Chase Bank N.A.	12/17/14	(891)
AUD	47,244	USD	41,182	JPMorgan Chase Bank N.A.	12/17/14	(1,037)
AUD	81,333	USD	70,808	JPMorgan Chase Bank N.A.	12/17/14	(1,696)
AUD	121,840	USD	106,585	JPMorgan Chase Bank N.A.	12/17/14	(3,053)
AUD	127,400	USD	112,787	JPMorgan Chase Bank N.A.	12/17/14	(4,531)
AUD	128,399	USD	111,933	JPMorgan Chase Bank N.A.	12/17/14	(2,828)
AUD	186,573	USD	163,646	JPMorgan Chase Bank N.A.	12/17/14	(5,109)
AUD	239,924	USD	209,283	JPMorgan Chase Bank N.A.	12/17/14	(5,411)
AUD	239,925	USD	208,328	JPMorgan Chase Bank N.A.	12/17/14	(4,456)
AUD	240,219	USD	209,132	JPMorgan Chase Bank N.A.	12/17/14	(5,010)
AUD	338,524	USD	295,518	JPMorgan Chase Bank N.A.	12/17/14	(7,863)
AUD	409,379	USD	372,147	JPMorgan Chase Bank N.A.	12/17/14	(24,283)
AUD	528,177	USD	458,252	JPMorgan Chase Bank N.A.	12/17/14	(9,442)
AUD	556,889	USD	490,233	JPMorgan Chase Bank N.A.	12/17/14	(17,025)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	7

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	589,062	USD	512,149	JPMorgan Chase Bank N.A.	12/17/14	$(11,603)
AUD	591,637	USD	515,429	JPMorgan Chase Bank N.A.	12/17/14	(12,695)
AUD	745,127	USD	653,254	JPMorgan Chase Bank N.A.	12/17/14	(20,093)
AUD	950,243	USD	816,403	JPMorgan Chase Bank N.A.	12/17/14	(8,948)
AUD	1,011,333	USD	877,097	JPMorgan Chase Bank N.A.	12/17/14	(17,732)
CAD	16,619	USD	14,574	JPMorgan Chase Bank N.A.	12/17/14	(47)
CAD	75,976	USD	68,191	JPMorgan Chase Bank N.A.	12/17/14	(1,780)
CAD	113,166	USD	99,266	JPMorgan Chase Bank N.A.	12/17/14	(168)
CAD	114,952	USD	102,603	JPMorgan Chase Bank N.A.	12/17/14	(2,123)
CAD	158,661	USD	141,882	JPMorgan Chase Bank N.A.	12/17/14	(3,195)
CAD	281,596	USD	249,714	JPMorgan Chase Bank N.A.	12/17/14	(3,569)
CAD	435,674	USD	389,936	JPMorgan Chase Bank N.A.	12/17/14	(9,111)
CAD	443,284	USD	390,465	JPMorgan Chase Bank N.A.	12/17/14	(2,988)
CAD	466,838	USD	416,701	JPMorgan Chase Bank N.A.	12/17/14	(8,635)
CAD	474,668	USD	420,405	JPMorgan Chase Bank N.A.	12/17/14	(5,495)
CAD	626,218	USD	549,147	JPMorgan Chase Bank N.A.	12/17/14	(1,766)
CAD	684,088	USD	615,640	JPMorgan Chase Bank N.A.	12/17/14	(17,674)
CAD	821,920	USD	731,518	JPMorgan Chase Bank N.A.	12/17/14	(13,072)
CAD	986,100	USD	877,223	JPMorgan Chase Bank N.A.	12/17/14	(15,267)
CAD	1,225,102	USD	1,087,592	JPMorgan Chase Bank N.A.	12/17/14	(16,723)
CAD	3,507,329	USD	3,190,435	JPMorgan Chase Bank N.A.	12/17/14	(124,657)
EUR	9,311	USD	11,983	JPMorgan Chase Bank N.A.	12/17/14	(404)
EUR	20,614	USD	25,764	JPMorgan Chase Bank N.A.	12/17/14	(129)
EUR	36,144	USD	46,257	JPMorgan Chase Bank N.A.	12/17/14	(1,309)
EUR	39,462	USD	49,401	JPMorgan Chase Bank N.A.	12/17/14	(327)
EUR	42,695	USD	54,034	JPMorgan Chase Bank N.A.	12/17/14	(939)
EUR	44,661	USD	56,701	JPMorgan Chase Bank N.A.	12/17/14	(1,162)
EUR	50,039	USD	62,043	JPMorgan Chase Bank N.A.	12/17/14	185
EUR	52,731	USD	65,456	JPMorgan Chase Bank N.A.	12/17/14	120
EUR	62,457	USD	79,630	JPMorgan Chase Bank N.A.	12/17/14	(1,960)
EUR	89,441	USD	115,107	JPMorgan Chase Bank N.A.	12/17/14	(3,880)
EUR	100,370	USD	124,590	JPMorgan Chase Bank N.A.	12/17/14	228
EUR	115,789	USD	146,577	JPMorgan Chase Bank N.A.	12/17/14	(2,584)
EUR	135,906	USD	171,486	JPMorgan Chase Bank N.A.	12/17/14	(2,476)
EUR	148,068	USD	184,403	JPMorgan Chase Bank N.A.	12/17/14	(269)
EUR	157,445	USD	203,643	JPMorgan Chase Bank N.A.	12/17/14	(7,848)
EUR	170,635	USD	217,653	JPMorgan Chase Bank N.A.	12/17/14	(5,455)
EUR	215,804	USD	273,185	JPMorgan Chase Bank N.A.	12/17/14	(4,816)
EUR	258,012	USD	323,489	JPMorgan Chase Bank N.A.	12/17/14	(2,631)
EUR	292,120	USD	369,698	JPMorgan Chase Bank N.A.	12/17/14	(6,424)
EUR	363,121	USD	460,891	JPMorgan Chase Bank N.A.	12/17/14	(9,322)
EUR	502,300	USD	627,080	JPMorgan Chase Bank N.A.	12/17/14	(2,430)
EUR	513,978	USD	649,701	JPMorgan Chase Bank N.A.	12/17/14	(10,529)
EUR	1,170,897	USD	1,492,846	JPMorgan Chase Bank N.A.	12/17/14	(36,743)
EUR	1,178,483	USD	1,467,675	JPMorgan Chase Bank N.A.	12/17/14	(2,138)
EUR	2,761,077	USD	3,576,705	JPMorgan Chase Bank N.A.	12/17/14	(143,089)
GBP	1,321	USD	2,122	JPMorgan Chase Bank N.A.	12/17/14	(59)
GBP	2,611	USD	4,096	JPMorgan Chase Bank N.A.	12/17/14	(18)

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	3,517	USD	5,626	JPMorgan Chase Bank N.A.	12/17/14	$(133)
GBP	11,577	USD	18,670	JPMorgan Chase Bank N.A.	12/17/14	(588)
GBP	24,373	USD	39,155	JPMorgan Chase Bank N.A.	12/17/14	(1,088)
GBP	49,134	USD	77,891	JPMorgan Chase Bank N.A.	12/17/14	(1,152)
GBP	63,110	USD	99,066	JPMorgan Chase Bank N.A.	12/17/14	(336)
GBP	64,968	USD	103,681	JPMorgan Chase Bank N.A.	12/17/14	(2,211)
GBP	71,139	USD	114,249	JPMorgan Chase Bank N.A.	12/17/14	(3,141)
GBP	77,003	USD	124,882	JPMorgan Chase Bank N.A.	12/17/14	(4,615)
GBP	108,931	USD	175,560	JPMorgan Chase Bank N.A.	12/17/14	(5,426)
GBP	116,909	USD	183,383	JPMorgan Chase Bank N.A.	12/17/14	(788)
GBP	143,427	USD	226,041	JPMorgan Chase Bank N.A.	12/17/14	(2,029)
GBP	239,701	USD	375,260	JPMorgan Chase Bank N.A.	12/17/14	(883)
GBP	285,296	USD	454,206	JPMorgan Chase Bank N.A.	12/17/14	(8,616)
GBP	289,475	USD	466,800	JPMorgan Chase Bank N.A.	12/17/14	(14,684)
GBP	534,838	USD	866,671	JPMorgan Chase Bank N.A.	12/17/14	(31,334)
GBP	874,862	USD	1,419,729	JPMorgan Chase Bank N.A.	12/17/14	(53,326)
GBP	1,082,044	USD	1,753,206	JPMorgan Chase Bank N.A.	12/17/14	(63,215)
JPY	8,384	USD	74	JPMorgan Chase Bank N.A.	12/17/14	(3)
JPY	2,226,518	USD	20,819	JPMorgan Chase Bank N.A.	12/17/14	(2,057)
JPY	3,642,042	USD	33,958	JPMorgan Chase Bank N.A.	12/17/14	(3,267)
JPY	3,760,807	USD	31,891	JPMorgan Chase Bank N.A.	12/17/14	(200)
JPY	4,918,149	USD	45,987	JPMorgan Chase Bank N.A.	12/17/14	(4,543)
JPY	5,880,976	USD	51,025	JPMorgan Chase Bank N.A.	12/17/14	(1,467)
JPY	7,532,301	USD	69,448	JPMorgan Chase Bank N.A.	12/17/14	(5,975)
JPY	9,353,068	USD	81,102	JPMorgan Chase Bank N.A.	12/17/14	(2,285)
JPY	9,951,205	USD	91,174	JPMorgan Chase Bank N.A.	12/17/14	(7,317)
JPY	11,315,902	USD	104,604	JPMorgan Chase Bank N.A.	12/17/14	(9,247)
JPY	13,434,264	USD	123,865	JPMorgan Chase Bank N.A.	12/17/14	(10,657)
JPY	13,987,254	USD	129,365	JPMorgan Chase Bank N.A.	12/17/14	(11,497)
JPY	21,646,981	USD	188,873	JPMorgan Chase Bank N.A.	12/17/14	(6,459)
JPY	24,286,106	USD	205,387	JPMorgan Chase Bank N.A.	12/17/14	(645)
JPY	25,375,909	USD	232,013	JPMorgan Chase Bank N.A.	12/17/14	(18,176)
JPY	27,370,944	USD	252,301	JPMorgan Chase Bank N.A.	12/17/14	(21,651)
JPY	27,919,636	USD	236,756	JPMorgan Chase Bank N.A.	12/17/14	(1,483)
JPY	28,150,380	USD	262,316	JPMorgan Chase Bank N.A.	12/17/14	(25,098)
JPY	56,995,070	USD	483,199	JPMorgan Chase Bank N.A.	12/17/14	(2,912)
JPY	61,801,214	USD	525,485	JPMorgan Chase Bank N.A.	12/17/14	(4,699)
JPY	62,658,260	USD	551,633	JPMorgan Chase Bank N.A.	12/17/14	(23,625)
JPY	70,986,405	USD	657,585	JPMorgan Chase Bank N.A.	12/17/14	(59,396)
JPY	77,653,175	USD	680,633	JPMorgan Chase Bank N.A.	12/17/14	(26,265)
JPY	89,319,957	USD	822,742	JPMorgan Chase Bank N.A.	12/17/14	(70,061)
JPY	92,062,406	USD	866,012	JPMorgan Chase Bank N.A.	12/17/14	(90,220)
JPY	96,919,317	USD	892,033	JPMorgan Chase Bank N.A.	12/17/14	(75,313)
JPY	112,093,359	USD	970,292	JPMorgan Chase Bank N.A.	12/17/14	(25,704)
JPY	131,137,386	USD	1,231,838	JPMorgan Chase Bank N.A.	12/17/14	(126,769)
NOK	33,959	USD	5,335	JPMorgan Chase Bank N.A.	12/17/14	(498)
NOK	182,690	USD	28,606	JPMorgan Chase Bank N.A.	12/17/14	(2,583)
NOK	278,685	USD	42,922	JPMorgan Chase Bank N.A.	12/17/14	(3,225)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	9

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	352,692	USD	54,571	JPMorgan Chase Bank N.A.	12/17/14	$(4,333)
NOK	2,167,133	USD	333,497	JPMorgan Chase Bank N.A.	12/17/14	(24,803)
NOK	2,565,093	USD	396,364	JPMorgan Chase Bank N.A.	12/17/14	(30,983)
NOK	10,447,549	USD	1,639,815	JPMorgan Chase Bank N.A.	12/17/14	(151,627)
NZD	14,461	USD	11,783	JPMorgan Chase Bank N.A.	12/17/14	(462)
NZD	28,609	USD	23,167	JPMorgan Chase Bank N.A.	12/17/14	(771)
NZD	34,923	USD	27,092	JPMorgan Chase Bank N.A.	12/17/14	248
NZD	44,196	USD	34,560	JPMorgan Chase Bank N.A.	12/17/14	39
NZD	123,757	USD	97,007	JPMorgan Chase Bank N.A.	12/17/14	(124)
NZD	139,919	USD	110,378	JPMorgan Chase Bank N.A.	12/17/14	(842)
NZD	215,921	USD	170,464	JPMorgan Chase Bank N.A.	12/17/14	(1,430)
NZD	271,567	USD	211,734	JPMorgan Chase Bank N.A.	12/17/14	862
NZD	432,974	USD	341,775	JPMorgan Chase Bank N.A.	12/17/14	(2,821)
NZD	663,901	USD	518,443	JPMorgan Chase Bank N.A.	12/17/14	1,293
NZD	1,626,916	USD	1,327,249	JPMorgan Chase Bank N.A.	12/17/14	(53,615)
SEK	5,221	USD	700	JPMorgan Chase Bank N.A.	12/17/14	—
SEK	8,005	USD	1,121	JPMorgan Chase Bank N.A.	12/17/14	(47)
SEK	8,132	USD	1,141	JPMorgan Chase Bank N.A.	12/17/14	(51)
SEK	9,360	USD	1,270	JPMorgan Chase Bank N.A.	12/17/14	(14)
SEK	21,934	USD	3,009	JPMorgan Chase Bank N.A.	12/17/14	(67)
SEK	22,401	USD	3,030	JPMorgan Chase Bank N.A.	12/17/14	(25)
SEK	23,490	USD	3,245	JPMorgan Chase Bank N.A.	12/17/14	(95)
SEK	32,547	USD	4,522	JPMorgan Chase Bank N.A.	12/17/14	(157)
SEK	441,595	USD	59,220	JPMorgan Chase Bank N.A.	12/17/14	5
SEK	549,626	USD	76,959	JPMorgan Chase Bank N.A.	12/17/14	(3,245)
SEK	558,403	USD	78,382	JPMorgan Chase Bank N.A.	12/17/14	(3,491)
SEK	791,559	USD	107,383	JPMorgan Chase Bank N.A.	12/17/14	(1,222)
SEK	1,391,508	USD	191,735	JPMorgan Chase Bank N.A.	12/17/14	(5,110)
SEK	1,659,984	USD	229,321	JPMorgan Chase Bank N.A.	12/17/14	(6,689)
SEK	1,855,034	USD	254,468	JPMorgan Chase Bank N.A.	12/17/14	(5,678)
SEK	1,894,496	USD	256,225	JPMorgan Chase Bank N.A.	12/17/14	(2,142)
SEK	3,009,703	USD	418,137	JPMorgan Chase Bank N.A.	12/17/14	(14,486)
USD	10,329	AUD	11,823	JPMorgan Chase Bank N.A.	12/17/14	283
USD	13,073	AUD	14,963	JPMorgan Chase Bank N.A.	12/17/14	358
USD	66,235	AUD	75,813	JPMorgan Chase Bank N.A.	12/17/14	1,814
USD	74,708	AUD	86,247	JPMorgan Chase Bank N.A.	12/17/14	1,421
USD	80,141	AUD	91,943	JPMorgan Chase Bank N.A.	12/17/14	2,014
USD	86,101	AUD	98,739	JPMorgan Chase Bank N.A.	12/17/14	2,199
USD	104,117	AUD	119,169	JPMorgan Chase Bank N.A.	12/17/14	2,855
USD	115,623	AUD	133,401	JPMorgan Chase Bank N.A.	12/17/14	2,267
USD	136,502	AUD	151,642	JPMorgan Chase Bank N.A.	12/17/14	7,647
USD	245,162	AUD	286,415	JPMorgan Chase Bank N.A.	12/17/14	1,785
USD	450,035	AUD	510,283	JPMorgan Chase Bank N.A.	12/17/14	16,430
USD	638,256	AUD	732,246	JPMorgan Chase Bank N.A.	12/17/14	16,041
USD	721,184	AUD	818,584	JPMorgan Chase Bank N.A.	12/17/14	25,604
USD	832,318	AUD	980,000	JPMorgan Chase Bank N.A.	12/17/14	(423)
USD	841,665	AUD	953,226	JPMorgan Chase Bank N.A.	12/17/14	31,676
USD	856,808	AUD	993,542	JPMorgan Chase Bank N.A.	12/17/14	12,560

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	879,591	AUD	980,000	JPMorgan Chase Bank N.A.	12/17/14	$46,851
USD	940,933	AUD	1,086,863	JPMorgan Chase Bank N.A.	12/17/14	17,387
USD	993,642	AUD	1,169,838	JPMorgan Chase Bank N.A.	12/17/14	(411)
USD	1,706,227	AUD	1,900,788	JPMorgan Chase Bank N.A.	12/17/14	91,061
USD	6,356	CAD	7,044	JPMorgan Chase Bank N.A.	12/17/14	199
USD	29,323	CAD	32,991	JPMorgan Chase Bank N.A.	12/17/14	486
USD	42,785	CAD	48,339	JPMorgan Chase Bank N.A.	12/17/14	532
USD	49,339	CAD	53,996	JPMorgan Chase Bank N.A.	12/17/14	2,141
USD	50,336	CAD	55,412	JPMorgan Chase Bank N.A.	12/17/14	1,900
USD	83,438	CAD	91,654	JPMorgan Chase Bank N.A.	12/17/14	3,323
USD	94,387	CAD	106,871	JPMorgan Chase Bank N.A.	12/17/14	971
USD	111,953	CAD	126,228	JPMorgan Chase Bank N.A.	12/17/14	1,616
USD	137,295	CAD	155,805	JPMorgan Chase Bank N.A.	12/17/14	1,105
USD	152,008	CAD	167,336	JPMorgan Chase Bank N.A.	12/17/14	5,739
USD	160,363	CAD	179,978	JPMorgan Chase Bank N.A.	12/17/14	3,044
USD	193,621	CAD	219,105	JPMorgan Chase Bank N.A.	12/17/14	2,100
USD	217,940	CAD	244,802	JPMorgan Chase Bank N.A.	12/17/14	3,957
USD	227,393	CAD	259,636	JPMorgan Chase Bank N.A.	12/17/14	443
USD	247,824	CAD	279,402	JPMorgan Chase Bank N.A.	12/17/14	3,597
USD	264,448	CAD	302,892	JPMorgan Chase Bank N.A.	12/17/14	(312)
USD	328,853	CAD	370,177	JPMorgan Chase Bank N.A.	12/17/14	5,279
USD	329,027	CAD	368,139	JPMorgan Chase Bank N.A.	12/17/14	7,235
USD	341,658	CAD	379,614	JPMorgan Chase Bank N.A.	12/17/14	9,835
USD	368,571	CAD	413,578	JPMorgan Chase Bank N.A.	12/17/14	7,060
USD	399,706	CAD	448,290	JPMorgan Chase Bank N.A.	12/17/14	7,853
USD	431,278	CAD	477,978	JPMorgan Chase Bank N.A.	12/17/14	13,475
USD	488,987	CAD	546,085	JPMorgan Chase Bank N.A.	12/17/14	11,651
USD	595,044	CAD	669,201	JPMorgan Chase Bank N.A.	12/17/14	10,091
USD	747,543	CAD	848,858	JPMorgan Chase Bank N.A.	12/17/14	5,551
USD	1,071,926	CAD	1,200,719	JPMorgan Chase Bank N.A.	12/17/14	22,370
USD	2,613	EUR	2,066	JPMorgan Chase Bank N.A.	12/17/14	44
USD	7,143	EUR	5,750	JPMorgan Chase Bank N.A.	12/17/14	(7)
USD	8,868	EUR	7,012	JPMorgan Chase Bank N.A.	12/17/14	148
USD	12,938	EUR	9,991	JPMorgan Chase Bank N.A.	12/17/14	513
USD	22,121	EUR	17,788	JPMorgan Chase Bank N.A.	12/17/14	1
USD	26,003	EUR	20,234	JPMorgan Chase Bank N.A.	12/17/14	840
USD	32,293	EUR	25,519	JPMorgan Chase Bank N.A.	12/17/14	558
USD	39,943	EUR	31,354	JPMorgan Chase Bank N.A.	12/17/14	952
USD	52,173	EUR	41,105	JPMorgan Chase Bank N.A.	12/17/14	1,056
USD	54,386	EUR	43,082	JPMorgan Chase Bank N.A.	12/17/14	810
USD	59,125	EUR	45,659	JPMorgan Chase Bank N.A.	12/17/14	2,344
USD	61,231	EUR	48,017	JPMorgan Chase Bank N.A.	12/17/14	1,518
USD	82,657	EUR	65,506	JPMorgan Chase Bank N.A.	12/17/14	1,195
USD	92,984	EUR	72,081	JPMorgan Chase Bank N.A.	12/17/14	3,346
USD	93,036	EUR	72,396	JPMorgan Chase Bank N.A.	12/17/14	3,006
USD	97,285	EUR	77,961	JPMorgan Chase Bank N.A.	12/17/14	334
USD	109,209	EUR	84,403	JPMorgan Chase Bank N.A.	12/17/14	4,247
USD	144,956	EUR	111,959	JPMorgan Chase Bank N.A.	12/17/14	5,726

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	11

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	150,041	EUR	115,961	JPMorgan Chase Bank N.A.	12/17/14	$5,835
USD	162,791	EUR	125,734	JPMorgan Chase Bank N.A.	12/17/14	6,431
USD	173,756	EUR	139,584	JPMorgan Chase Bank N.A.	12/17/14	172
USD	197,511	EUR	155,946	JPMorgan Chase Bank N.A.	12/17/14	3,580
USD	203,887	EUR	163,325	JPMorgan Chase Bank N.A.	12/17/14	485
USD	231,793	EUR	185,115	JPMorgan Chase Bank N.A.	12/17/14	1,588
USD	231,996	EUR	183,778	JPMorgan Chase Bank N.A.	12/17/14	3,454
USD	252,314	EUR	195,125	JPMorgan Chase Bank N.A.	12/17/14	9,661
USD	258,508	EUR	207,379	JPMorgan Chase Bank N.A.	12/17/14	616
USD	258,984	EUR	205,264	JPMorgan Chase Bank N.A.	12/17/14	3,722
USD	295,265	EUR	235,909	JPMorgan Chase Bank N.A.	12/17/14	1,894
USD	329,599	EUR	258,140	JPMorgan Chase Bank N.A.	12/17/14	8,581
USD	340,330	EUR	268,942	JPMorgan Chase Bank N.A.	12/17/14	5,879
USD	357,291	EUR	287,361	JPMorgan Chase Bank N.A.	12/17/14	(65)
USD	371,185	EUR	296,070	JPMorgan Chase Bank N.A.	12/17/14	2,998
USD	384,026	EUR	300,320	JPMorgan Chase Bank N.A.	12/17/14	10,555
USD	399,580	EUR	312,996	JPMorgan Chase Bank N.A.	12/17/14	10,345
USD	454,057	EUR	360,873	JPMorgan Chase Bank N.A.	12/17/14	5,283
USD	478,597	EUR	371,371	JPMorgan Chase Bank N.A.	12/17/14	16,768
USD	584,505	EUR	467,652	JPMorgan Chase Bank N.A.	12/17/14	2,943
USD	609,890	EUR	475,273	JPMorgan Chase Bank N.A.	12/17/14	18,850
USD	637,473	EUR	509,834	JPMorgan Chase Bank N.A.	12/17/14	3,454
USD	931,643	EUR	733,053	JPMorgan Chase Bank N.A.	12/17/14	20,034
USD	986,678	EUR	764,868	JPMorgan Chase Bank N.A.	12/17/14	35,505
USD	1,154,362	EUR	892,717	JPMorgan Chase Bank N.A.	12/17/14	44,198
USD	1,288,448	EUR	1,026,367	JPMorgan Chase Bank N.A.	12/17/14	12,080
USD	227	GBP	141	JPMorgan Chase Bank N.A.	12/17/14	7
USD	807	GBP	501	JPMorgan Chase Bank N.A.	12/17/14	25
USD	1,807	GBP	1,122	JPMorgan Chase Bank N.A.	12/17/14	55
USD	5,146	GBP	3,171	JPMorgan Chase Bank N.A.	12/17/14	193
USD	10,567	GBP	6,456	JPMorgan Chase Bank N.A.	12/17/14	484
USD	17,503	GBP	11,192	JPMorgan Chase Bank N.A.	12/17/14	23
USD	18,225	GBP	11,231	JPMorgan Chase Bank N.A.	12/17/14	684
USD	25,684	GBP	15,743	JPMorgan Chase Bank N.A.	12/17/14	1,096
USD	59,332	GBP	37,840	JPMorgan Chase Bank N.A.	12/17/14	232
USD	65,798	GBP	42,005	JPMorgan Chase Bank N.A.	12/17/14	193
USD	68,074	GBP	42,505	JPMorgan Chase Bank N.A.	12/17/14	1,688
USD	76,544	GBP	48,182	JPMorgan Chase Bank N.A.	12/17/14	1,291
USD	145,951	GBP	90,623	JPMorgan Chase Bank N.A.	12/17/14	4,411
USD	181,592	GBP	113,539	JPMorgan Chase Bank N.A.	12/17/14	4,261
USD	224,766	GBP	137,720	JPMorgan Chase Bank N.A.	12/17/14	9,668
USD	265,720	GBP	167,183	JPMorgan Chase Bank N.A.	12/17/14	4,605
USD	277,697	GBP	175,528	JPMorgan Chase Bank N.A.	12/17/14	3,548
USD	293,323	GBP	181,775	JPMorgan Chase Bank N.A.	12/17/14	9,418
USD	432,349	GBP	264,579	JPMorgan Chase Bank N.A.	12/17/14	19,116
USD	433,816	GBP	271,535	JPMorgan Chase Bank N.A.	12/17/14	9,719
USD	565,277	GBP	347,258	JPMorgan Chase Bank N.A.	12/17/14	22,912
USD	627,582	GBP	400,164	JPMorgan Chase Bank N.A.	12/17/14	2,585

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	886,230	GBP	551,397	JPMorgan Chase Bank N.A.	12/17/14	$25,030
USD	1,039,001	GBP	643,878	JPMorgan Chase Bank N.A.	12/17/14	33,360
USD	1,642,357	GBP	1,021,428	JPMorgan Chase Bank N.A.	12/17/14	47,040
USD	747	JPY	88,340	JPMorgan Chase Bank N.A.	12/17/14	3
USD	8,272	JPY	886,508	JPMorgan Chase Bank N.A.	12/17/14	801
USD	20,209	JPY	2,196,530	JPMorgan Chase Bank N.A.	12/17/14	1,699
USD	20,517	JPY	2,211,179	JPMorgan Chase Bank N.A.	12/17/14	1,884
USD	30,666	JPY	3,610,873	JPMorgan Chase Bank N.A.	12/17/14	238
USD	36,633	JPY	3,926,056	JPMorgan Chase Bank N.A.	12/17/14	3,549
USD	46,752	JPY	5,095,037	JPMorgan Chase Bank N.A.	12/17/14	3,817
USD	48,694	JPY	5,190,866	JPMorgan Chase Bank N.A.	12/17/14	4,951
USD	52,763	JPY	5,688,619	JPMorgan Chase Bank N.A.	12/17/14	4,826
USD	123,903	JPY	13,496,688	JPMorgan Chase Bank N.A.	12/17/14	10,169
USD	138,034	JPY	14,606,031	JPMorgan Chase Bank N.A.	12/17/14	14,952
USD	141,661	JPY	15,389,227	JPMorgan Chase Bank N.A.	12/17/14	11,979
USD	173,437	JPY	18,850,827	JPMorgan Chase Bank N.A.	12/17/14	14,585
USD	177,311	JPY	19,272,536	JPMorgan Chase Bank N.A.	12/17/14	14,906
USD	184,403	JPY	21,373,096	JPMorgan Chase Bank N.A.	12/17/14	4,296
USD	189,540	JPY	20,646,527	JPMorgan Chase Bank N.A.	12/17/14	15,556
USD	287,187	JPY	33,505,051	JPMorgan Chase Bank N.A.	12/17/14	4,846
USD	293,026	JPY	33,222,859	JPMorgan Chase Bank N.A.	12/17/14	13,064
USD	306,948	JPY	34,224,360	JPMorgan Chase Bank N.A.	12/17/14	18,546
USD	311,728	JPY	33,680,386	JPMorgan Chase Bank N.A.	12/17/14	27,910
USD	342,702	JPY	39,825,574	JPMorgan Chase Bank N.A.	12/17/14	7,100
USD	369,267	JPY	43,616,841	JPMorgan Chase Bank N.A.	12/17/14	1,717
USD	381,457	JPY	40,769,451	JPMorgan Chase Bank N.A.	12/17/14	37,901
USD	394,857	JPY	42,972,399	JPMorgan Chase Bank N.A.	12/17/14	32,738
USD	420,383	JPY	48,936,688	JPMorgan Chase Bank N.A.	12/17/14	8,003
USD	477,285	JPY	50,861,600	JPMorgan Chase Bank N.A.	12/17/14	48,684
USD	549,388	JPY	62,935,908	JPMorgan Chase Bank N.A.	12/17/14	19,040
USD	572,503	JPY	61,356,196	JPMorgan Chase Bank N.A.	12/17/14	55,467
USD	973,607	JPY	104,218,242	JPMorgan Chase Bank N.A.	12/17/14	95,380
USD	1,162,889	JPY	136,615,989	JPMorgan Chase Bank N.A.	12/17/14	11,653
USD	2,113,739	JPY	225,249,512	JPMorgan Chase Bank N.A.	12/17/14	215,606
USD	2,291	NOK	15,560	JPMorgan Chase Bank N.A.	12/17/14	75
USD	4,478	NOK	30,353	JPMorgan Chase Bank N.A.	12/17/14	154
USD	10,639	NOK	72,645	JPMorgan Chase Bank N.A.	12/17/14	291
USD	15,726	NOK	107,361	JPMorgan Chase Bank N.A.	12/17/14	434
USD	30,389	NOK	193,499	JPMorgan Chase Bank N.A.	12/17/14	2,826
USD	30,946	NOK	196,590	JPMorgan Chase Bank N.A.	12/17/14	2,943
USD	91,332	NOK	600,440	JPMorgan Chase Bank N.A.	12/17/14	5,803
USD	369,867	NOK	2,405,847	JPMorgan Chase Bank N.A.	12/17/14	27,169
USD	480,015	NOK	3,178,811	JPMorgan Chase Bank N.A.	12/17/14	27,213
USD	1,126,784	NOK	7,697,455	JPMorgan Chase Bank N.A.	12/17/14	30,330
USD	1,218,950	NOK	8,026,733	JPMorgan Chase Bank N.A.	12/17/14	75,592
USD	19,306	NZD	24,999	JPMorgan Chase Bank N.A.	12/17/14	(264)
USD	23,788	NZD	30,272	JPMorgan Chase Bank N.A.	12/17/14	90
USD	24,400	NZD	30,302	JPMorgan Chase Bank N.A.	12/17/14	678

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	13

Schedule of Investments (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,899	NZD	30,785	JPMorgan Chase Bank N.A.	12/17/14	$799
USD	60,894	NZD	77,681	JPMorgan Chase Bank N.A.	12/17/14	82
USD	61,700	NZD	79,758	JPMorgan Chase Bank N.A.	12/17/14	(739)
USD	69,516	NZD	88,923	JPMorgan Chase Bank N.A.	12/17/14	(98)
USD	91,118	NZD	115,269	JPMorgan Chase Bank N.A.	12/17/14	880
USD	94,742	NZD	120,561	JPMorgan Chase Bank N.A.	12/17/14	360
USD	9	SEK	62	JPMorgan Chase Bank N.A.	12/17/14	—
USD	575	SEK	4,084	JPMorgan Chase Bank N.A.	12/17/14	27
USD	1,059	SEK	7,558	JPMorgan Chase Bank N.A.	12/17/14	46
USD	1,277	SEK	9,225	JPMorgan Chase Bank N.A.	12/17/14	40
USD	1,623	SEK	11,675	JPMorgan Chase Bank N.A.	12/17/14	57
USD	9,930	SEK	71,738	JPMorgan Chase Bank N.A.	12/17/14	308
USD	61,081	SEK	433,530	JPMorgan Chase Bank N.A.	12/17/14	2,937
USD	69,495	SEK	495,853	JPMorgan Chase Bank N.A.	12/17/14	2,993
USD	90,262	SEK	651,924	JPMorgan Chase Bank N.A.	12/17/14	2,828
USD	114,704	SEK	825,046	JPMorgan Chase Bank N.A.	12/17/14	4,051
USD	117,451	SEK	851,477	JPMorgan Chase Bank N.A.	12/17/14	3,254
USD	188,851	SEK	1,346,710	JPMorgan Chase Bank N.A.	12/17/14	8,235
USD	259,238	SEK	1,858,246	JPMorgan Chase Bank N.A.	12/17/14	10,017
USD	701,701	SEK	5,069,538	JPMorgan Chase Bank N.A.	12/17/14	21,792
USD	921,363	SEK	6,661,945	JPMorgan Chase Bank N.A.	12/17/14	27,886
USD	4,007,603	SEK	28,444,439	JPMorgan Chase Bank N.A.	12/17/14	192,734
USD	790,742	CAD	895,000	Bank of America N.A.	12/31/14	8,776
USD	52,880	EUR	42,500	Bank of America N.A.	12/31/14	23
USD	102,049	GBP	65,000	Bank of America N.A.	12/31/14	537
USD	180,990	JPY	21,399,999	Bank of America N.A.	1/05/15	605
USD	393,368	EUR	307,175	Bank of America N.A.	1/20/15	11,274
USD	523,125	EUR	408,500	Bank of America N.A.	1/20/15	14,993
USD	119,824	EUR	96,750	Goldman Sachs International	1/23/15	(526)
USD	2,367,703	EUR	1,887,861	Goldman Sachs International	1/23/15	19,334
USD	2,842,534	GBP	1,818,957	Goldman Sachs International	1/23/15	2,382
USD	296,999	SEK	2,189,092	Goldman Sachs International	1/23/15	3,378
Total						$304,675

•	Exchange-traded options purchased as of November 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CME Group, Inc.	Call	USD	87.50	12/14/14	5	$137
AMC Networks, Inc.	Call	USD	65.00	12/20/14	9	1,440
BGC Partners, Inc.	Call	USD	10.00	12/20/14	24	120
Conn’s, Inc.	Call	USD	39.00	12/20/14	5	475
Digital River, Inc.	Call	USD	26.00	12/20/14	8	80
Digital River, Inc.	Call	USD	27.00	12/20/14	7	70
DISH Network Corp.	Call	USD	70.00	12/20/14	5	4,875
Smith & Nephew PLC	Call	USD	40.00	12/20/14	1	1,250
Cogent Communications Holdings, Inc.	Call	USD	35.00	1/17/15	5	1,262
Covidien Ltd.	Call	USD	110.00	1/17/15	12	960
Dollar Tree, Inc.	Call	USD	70.00	1/17/15	2	230
Joy Global, Inc.	Call	USD	65.00	1/17/15	2	14
Nuance Communications	Call	USD	18.00	1/17/15	7	140

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

Exchange-traded options purchased as of November 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Office Depot, Inc.	Call	USD	7.00	1/17/15	24	$540
Office Depot, Inc.	Call	USD	8.00	1/17/15	12	120
SPDR S&P 500 ETF	Put	USD	206.00	12/05/14	9	716
Actavis PLC	Put	USD	255.00	12/20/14	5	1,100
Actavis PLC	Put	USD	260.00	12/20/14	4	1,120
American Airlines, Inc.	Put	USD	38.00	12/20/14	10	115
Covidien Ltd.	Put	USD	70.00	12/20/14	9	45
Digital River, Inc.	Put	USD	24.00	12/20/14	4	760
eBay, Inc.	Put	USD	45.00	12/20/14	9	54
iShares Russell 2000 ETF	Put	USD	105.00	12/20/14	33	594
iShares Russell 2000 ETF	Put	USD	114.00	12/20/14	24	2,652
iShares Russell 2000 ETF	Put	USD	112.00	12/20/14	10	710
Juniper Networks, Inc.	Put	USD	20.00	12/20/14	8	56
Mead Johnson & Co.	Put	USD	90.00	12/20/14	2	100
NVIDIA Corp.	Put	USD	19.00	12/20/14	18	180
Office Depot, Inc.	Put	USD	6.00	12/20/14	88	880
Russell 2000 Index	Put	USD	1,140.00	12/20/14	1	935
SPDR S&P 500 ETF	Put	USD	205.00	12/20/14	9	1,647
Starz, Inc.	Put	USD	25.00	12/20/14	18	540
B/E Aerospace, Inc.	Put	USD	85.00	1/17/15	9	8,730
B/E Aerospace, Inc.	Put	USD	95.00	1/17/15	3	5,610
Burger King Worldwide, Inc.	Put	USD	40.00	1/17/15	12	6,480
Covidien Ltd.	Put	USD	90.00	1/17/15	12	2,040
The Hertz Corp.	Put	USD	16.00	1/17/15	8	80
International Game Technology	Put	USD	16.00	1/17/15	4	200
iShares Russell 2000 ETF	Put	USD	114.00	1/17/15	16	3,680
iShares Russell 2000 ETF	Put	USD	118.00	1/17/15	9	3,555
Juniper Networks, Inc.	Put	USD	21.00	1/17/15	8	320
M&T Bank Corp.	Put	USD	130.00	1/17/15	4	2,120
M&T Bank Corp.	Put	USD	135.00	1/17/15	2	1,920
M&T Bank Corp.	Put	USD	125.00	1/17/15	2	470
Southside Bancshares, Inc.	Put	USD	40.00	1/17/15	4	4,080
SPDR S&P 500 ETF	Put	USD	201.00	1/17/15	9	1,872
SPDR S&P 500 ETF	Put	USD	205.50	1/17/15	9	612
SPDR S&P 500 ETF	Put	USD	200.00	1/17/15	5	940
SPDR S&P 500 ETF	Put	USD	207.00	1/17/15	3	1,188
Tesla Motors, Inc.	Put	USD	190.00	1/17/15	1	109
Weight Watchers International, Inc.	Put	USD	16.00	1/17/15	1	20
Compuware Corp.	Put	USD	10.00	2/20/15	17	425
Tesla Motors, Inc.	Put	USD	190.00	3/20/15	1	453
Comcast Corp.	Put	USD	50.00	4/17/15	17	1,802
Globalstar, Inc.	Put	USD	3.00	4/17/15	154	13,860
Total						$84,483

•	Exchange-traded options written as of November 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Actavis PLC	Call	USD	280.00	12/20/14	3	$(1,042)
Allergan, Inc.	Call	USD	190.00	12/20/14	2	(5,300)
Ally Financial, Inc.	Call	USD	22.00	12/20/14	4	(800)
Ally Financial, Inc.	Call	USD	22.50	12/20/14	4	(1,160)
Ally Financial, Inc.	Call	USD	23.00	12/20/14	8	(740)
AMC Networks, Inc.	Call	USD	70.00	12/20/14	9	(450)
AMC Networks, Inc.	Call	USD	55.00	12/20/14	9	(9,990)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	15

Schedule of Investments (continued)

Exchange-traded options written as of November 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American Airlines, Inc.	Call	USD	40.00	12/20/14	10	$(8,750)
Coach, Inc.	Call	USD	36.00	12/20/14	4	(520)
Convera Corp.	Call	USD	35.00	12/20/14	20	(700)
eBay, Inc.	Call	USD	52.50	12/20/14	9	(2,416)
Mead Johnson & Co.	Call	USD	105.00	12/20/14	2	(592)
Mead Johnson & Co.	Call	USD	95.00	12/20/14	3	(3,315)
NVIDIA Corp.	Call	USD	20.00	12/20/14	18	(2,097)
Pfizer, Inc.	Call	USD	30.00	12/20/14	4	(500)
R.R. Donnelley & Sons Co.	Call	USD	17.00	12/20/14	7	(210)
Starz, Inc.	Call	USD	35.00	12/20/14	18	(900)
Zoetis, Inc.	Call	USD	42.00	12/20/14	6	(2,220)
Coach, Inc.	Call	USD	37.50	1/02/15	3	(210)
Burger King Worldwide, Inc.	Call	USD	40.00	1/17/15	4	(230)
Covidien Ltd.	Call	USD	100.00	1/17/15	24	(14,400)
International Game Technology	Call	USD	18.00	1/17/15	4	(100)
Nuance Communications	Call	USD	16.00	1/17/15	20	(650)
Compuware Corp.	Call	USD	11.00	2/20/15	68	(3,400)
Globalstar, Inc.	Call	USD	5.00	4/17/15	28	(840)
Globalstar, Inc.	Call	USD	6.00	4/17/15	126	(3,150)
SPDR S&P 500 ETF	Put	USD	201.50	12/05/14	9	(203)
Smart Balance, Inc.	Put	USD	7.50	12/20/14	7	(175)
SPDR S&P 500 ETF	Put	USD	200.50	1/17/15	9	(167)
Total						$(65,227)

•	Centrally cleared credit default swaps — buy protection outstanding as of November 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 22 Version 1	1.00%	InterContinental Exchange	6/20/19	USD	1,300	$(11,114)
iTraxx Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	10,000	(70,607)
CDX.NA.HY Series 23 Version 1	5.00%	InterContinental Exchange	12/20/19	USD	1,141	(45,029)
Total						$(126,750)

•	OTC credit default swaps — buy protection outstanding as of November 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	215	$23,950	$22,430	$1,520
Anglo American Capital PLC	1.00%	Bank of America N.A.	9/20/19	EUR	400	5,783	9,132	(3,349)
Glencore Finance Canada Ltd.	1.00%	Bank of America N.A.	9/20/19	EUR	400	4,125	12,285	(8,160)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	(7,098)	251	(7,349)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	(60,114)	(43,673)	(16,441)
Frontier Communications Corp.	5.00%	Bank of America N.A.	9/20/19	USD	550	(64,465)	(57,209)	(7,256)
Freescale Semiconductor Ltd.	5.00%	Barclays Bank PLC	9/20/19	USD	275	(28,589)	(23,581)	(5,008)
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	9/20/19	USD	275	98,051	66,745	31,306
MGM Mirage, Inc.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	400	(46,095)	(40,724)	(5,371)
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	(57,139)	(57,230)	91
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(12,111)	3,767	(15,878)

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

OTC credit default swaps — buy protection outstanding as of November 30, 2014 were as follows: (concluded)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Financials Series 22 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/19	EUR	333	$(9,163)	$(6,668)	$(2,495)
Toys ’R’ Us, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	133	45,542	15,084	30,458
Advanced Micro Devices, Inc.	5.00%	Morgan Stanley & Co. International PLC	12/20/19	USD	250	15,850	(3,429)	19,279
Total						$(91,473)	$(102,820)	$11,347

•	OTC credit default swaps — sold protection outstanding as of November 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/17	B	USD	205	$15,531	$(14,248)	$29,779
Realogy Group LLC	5.00%	Bank of America N.A.	9/20/19	B	USD	400	48,419	33,342	15,077
Deutsche Telekom International Finance BV	5.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	750	26,937	17,891	9,046
Rite Aid Corp.	5.00%	Barclays Bank PLC	12/20/19	CCC+	USD	200	20,026	13,161	6,865
UPC Holding BV	5.00%	JPMorgan Chase Bank N.A.	9/20/21	B	EUR	400	72,871	56,998	15,873
Total							$183,784	$107,144	$76,640

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC total return swaps outstanding as of November 30, 2014 were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
iBoxx $ Liquid High Yield Index	3-monthLIBOR	[1]	JPMorgan Chase Bank N.A.	12/22/14	USD	1,300	$2,417	—	$2,417

[1]	Fund pays the total return of the reference entity and receives the floating amount.

•	Total return basket swaps outstanding as of November 30, 2014 were as follows[1]:

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short	JPMorgan Chase Bank N.A.	8/13/15-12/02/15	$996,778	$32,0192	$1,030,165
	Morgan Stanley & Co. International PLC	8/08/16	$4,515,917	991,6653	5,511,296
				$1,023,684	$6,541,461

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-2000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1-month LIBOR
1-day Federal Funds Rate

[2]	Amount includes $(1,368) of dividends and financing fees.

[3]	Amount includes $(3,714) of dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank, N.A., as of November 30, 2014, expiration dates 8/13/15-12/02/15:

	Shares	Value
Reference Entity — Long
Advanced Computer Software Group Plc	40,246	$87,696
Allocate Software Plc	3,831	9,215
AstraZeneca Plc	530	39,572
B2Gold Corp.	7,942	12,918
C&C Group PLC	7,446	34,896
Cia de Distribucion Integral Logista Holdings SAU	2,703	49,408

	Shares	Value
CJ Hellovision Co. Ltd.	1,502	$14,573
CJ O Shopping Co. Ltd.	88	20,270
Corio NV	2,565	129,763
Exact Holding NV	2,141	84,420
Hurtigruten Group ASA	20,154	19,851
Jazztel Plc	11,061	176,050
Lafarge SA	2,014	143,197
Mecom Group PLC	6,412	13,721
Nobel Biocare Holding AG	7,239	128,111
Norresundby Bank A/S	181	12,190
Nutreco NV	1,197	68,445

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	17

Schedule of Investments (continued)

	Shares	Value
Prezzo Plc	3,415	$6,775
Sanitec Oyj	10,863	139,857
Shire PLC	1,822	129,692
Smith & Nephew Plc	1,996	34,608
Spirit Pub Co. Plc	49,982	82,171
Swisslog Holding AG	13,333	18,490
Synergy Health Plc	1,298	40,955
TUI Travel PLC	11,242	78,090
Vacon Oyj	1,623	68,616
Vizrt Ltd.	472	2,409
Total Reference Entity — Long		1,645,959
Reference Entity — Short
AMEC Foster Wheeler PLC	(4,272)	(62,358)
AstraZeneca Plc	(245)	(18,293)
Danone	(264)	(18,629)
Greene King Plc	(6,608)	(79,529)
Holcim Ltd.	(2,014)	(148,718)
Klepierre	(2,924)	(131,218)
SK Hynix, Inc.	(191)	(8,283)
Spar Nord Bank A/S	(363)	(3,579)
TUI AG	(4,485)	(76,571)
Vacon Oyj	(1,623)	(68,616)
Total Reference Entity — Short		(615,794)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,030,165

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of November 30, 2014, expiration date 8/08/16:

	Shares	Value
Reference Entity — Long
Acceleron Pharma, Inc.	2,369	$91,775
American Airlines Group, Inc.	11,950	579,934
American International Group, Inc.	6,532	357,954
Baidu, Inc. — ADR	1,593	390,460
Becton Dickinson & Co.	897	125,876
BioDelivery Sciences International, Inc.	17,853	274,044
Celgene Corp.	5,403	614,267
Cerner Corp.	4,732	304,741
Charter Communications, Inc., Class A	3,650	619,405
Chicago Bridge & Iron Co. NV	434	21,713
CME Group, Inc.	4,056	343,300
The Container Store Group, Inc.	7,409	161,368
Crown Holdings, Inc.	3,806	188,397
CSX Corp.	6,469	236,054
Diamond Foods, Inc.	3,343	99,588
DISH Network Corp., Class A	5,263	417,935
Equinix, Inc.	1,172	266,243
Essent Group Ltd.	7,973	200,920
FMC Corp.	4,075	221,680
FMSA Holdings, Inc.	2,044	19,541
General Motors Co.	6,996	233,876
HCA Holdings, Inc.	8,684	605,188
Jack in the Box, Inc.	1,059	78,896
Level 3 Communications, Inc.	8,952	447,600
Liberty Broadband Corp.	3,114	170,772
Liberty Global PLC, Class A	5,930	308,301
Liberty Media Corp., Class A	4,654	171,128
Liberty Ventures, Series A	12,099	443,307

	Shares	Value
Life Time Fitness, Inc.	8,647	$478,871
lululemon athletica, Inc.	3,721	179,315
The Madison Square Garden Co., Class A	4,591	335,327
Marathon Petroleum Corp.	4,715	424,774
Micron Technology, Inc.	7,721	277,570
NorthStar Asset Management Group, Inc.	22,997	481,787
NorthStar Realty Finance Corp.	15,183	277,393
Ryman Hospitality Properties, Inc.	3,531	183,894
Salix Pharmaceuticals Ltd.	4,024	413,225
Sotheby’s	8,763	354,113
Tempur Sealy International, Inc.	3,549	202,470
Time Warner, Inc.	6,744	574,049
TripAdvisor, Inc.	2,436	179,411
Vail Resorts, Inc.	2,173	190,442
Vulcan Materials Co.	4,177	276,100
Whole Foods Market, Inc.	4,918	241,130
The Williams Cos., Inc.	6,746	349,106
Yahoo!, Inc.	7,204	372,735
Yum! Brands, Inc.	3,248	250,908
Zoe’s Kitchen, Inc.	1,021	32,294
Zoetis, Inc.	5,189	233,142
Total Reference Entity — Long		14,302,319
Reference Entity — Short
500.com Ltd.	(1,955)	(41,251)
58.com, Inc.	(576)	(28,103)
Aegerion Pharmaceuticals, Inc.	(4,324)	(91,107)
Air Methods Corp.	(1,252)	(55,564)
Amazon.com, Inc.	(341)	(115,476)
AMETEK, Inc.	(2,957)	(150,689)
AT&T, Inc.	(4,731)	(167,383)
BHP Billiton Ltd. — ADR	(3,709)	(191,496)
Canadian Pacific Railway Ltd	(1,776)	(343,052)
Carbo Ceramics, Inc.	(2,467)	(93,845)
Cheniere Energy, Inc.	(1,184)	(78,132)
Chevron Corp.	(2,369)	(257,913)
Comcast Corp., Class A	(3,690)	(210,478)
Community Health Systems, Inc.	(2,546)	(119,866)
Consumer Discretionary Select Sector SPDR ETF	(3,021)	(216,938)
Diamond Offshore Drilling, Inc.	(2,369)	(69,578)
DigitalGlobe, Inc.	(2,339)	(63,176)
eBay, Inc.	(2,297)	(126,059)
Ecolab, Inc.	(1,184)	(128,997)
Energy Select Sector SPDR ETF	(2,455)	(195,958)
Enterprise Partners Products L.P.	(2,956)	(110,377)
EOG Resources, Inc.	(2,472)	(214,372)
Fluor Corp.	(3,673)	(227,689)
Freeport-McMoRan Copper & Gold, Inc.	(5,975)	(160,429)
General Electric Co.	(7,106)	(188,238)
Health Care Select Sector SPDR ETF	(3,629)	(252,615)
International Business Machines Corp.	(1,977)	(320,610)
iShares 20+ Year Treasury Bonds ETF	(2,349)	(287,729)
iShares Nasdaq Biotechnology ETF	(478)	(145,264)
Kinder Morgan, Inc.	(1,571)	(64,961)
Kohl’s Corp.	(3,092)	(184,345)
Macy’s, Inc.	(727)	(47,190)
MannKind Corp.	(4,060)	(24,969)
Market Vectors Russia ETF	(6,340)	(124,010)
Mattel, Inc.	(5,466)	(172,452)
McDonald’s Corp.	(903)	(87,419)
Nektar Therapeutics	(1,712)	(28,539)
ONEOK, Inc.	(1,019)	(55,189)
Panera Bread Co., Class A	(1,055)	(176,607)

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Schedule of Investments (continued)

	Shares	Value
Post Holdings, Inc.	(7,100)	$(284,000)
Powershares QQQ Trust, Series 1	(7,431)	(787,760)
Rice Energy, Inc.	(1,184)	(29,482)
SPDR S&P 500 ETF Trust	(4,384)	(908,365)
Starbucks Corp.	(4,074)	(330,850)
Trimble Navigation Ltd.	(1,625)	(45,703)
Trinity Industries, Inc.	(3,383)	(108,459)
U.S. Silica Holdings, Inc.	(1,026)	(32,237)
Universal Health Services, Inc., Class B	(1,235)	(129,206)

	Shares	Value
Verizon Communications, Inc.	(3,549)	$(179,544)
Vertex Pharmaceuticals, Inc.	(625)	(73,675)
Yelp, Inc.	(2,948)	(168,301)
Zions Bancorporation	(3,399)	(95,376)
Total Reference Entity — Short		(8,791,023)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$5,511,296

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$5,961,841	—	$5,961,841
Common Stocks[1]	$11,706,418	591,118	$213,963	12,511,499
Corporate Bonds[1]	—	12,380,293	217,250	12,597,543
Floating Rate Loan Interests	—	874,048	357,079	1,231,127
Investment Companies	21,949,235	—	—	21,949,235
Non-Agency Mortgage-Backed Securities	—	5,250,371	—	5,250,371
Preferred Securities	160,796	2,280,924	166,460	2,608,180
Short-Term Securities	30,089,559	—	—	30,089,559
Options Purchased:
Equity Contracts	84,483	—	—	84,483
Liabilities:
Investments Sold Short[1]	(4,625,521)	(140,125)	—	(4,765,646)

Total	$59,364,970	$27,198,470	$954,752	$87,518,192

[1] See above Schedule of Investments for values in each industry.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014	19

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$159,294	—	$159,294
Equity contracts	$104,759	1,023,684	—	1,128,443
Foreign currency exchange contracts	—	2,098,071	—	2,098,071
Interest rate contracts	341,886	2,417	—	344,303
Liabilities:
Credit contracts	—	(198,057)	—	(198,057)
Equity contracts	(164,950)	—	—	(164,950)
Foreign currency exchange contracts	—	(1,793,396)	—	(1,793,396)
Interest rate contracts	(171,147)	—	—	(171,147)

Total	$110,548	$1,292,013	—	$1,402,561

[2]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,018,805	—	—	$6,018,805
Foreign currency at value	3,949,832	—	—	3,949,832
Cash pledged for financial futures contracts	1,105,173	—	—	1,105,173
Cash pledged for centrally cleared swaps	161,230	—	—	161,230
Cash pledged as collateral for OTC derivatives	2,580,029	—	—	2,580,029

Total	$13,815,069	—	—	$13,815,069

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014.

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: January 22, 2015